BALANCE SHEET DETAILS (Details 3) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Balance Sheet Details [Line Items]
Accrued expenses	$ 223,000	$ 292,395	$ 18,746
Accrued Compensation And Related Benefits [Member]
Balance Sheet Details [Line Items]
Accrued expenses		266,407,000	18,746
Series D Convertible Preferred Dividend [Member]
Balance Sheet Details [Line Items]
Accrued expenses		$ 25,987,000	$ 0